Equity (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Disclosure of classes of share capital [text block]

in 000€, except share data	Total number of ordinary shares	Total share- holders' capital	Total share- premium
Outstanding at January 1, 2018	47,325,438	2,729	79,839
Capital increase in cash - public offering	5,403,125	312	59,575
Expenses directly attributable to public offering	−	−	(4,003)
Capital increase via exercise of warrants	162,198	9	593
Equity settled share-based payments expense	−	−	633
Outstanding at January 1, 2019	52,890,761	3,050	136,637
Capital increase via exercise of warrants	281,752	16	1,252
Equity settled share-based payments expense	−	−	201
Outstanding at January 1, 2020	53,172,513	3,066	138,090
Capital increase via exercise of warrants	487,840	30	3,082
Capital increase via exercise of convertible bonds	508,904	1,000	−
Equity settled share-based payments expense	−	−	103
Merger with Ailanthus NV	13,428,688	1,862	−
Cancellation treasury shares (Ailanthus NV)	(13,428,688)	(1,862)	−
Outstanding on December 31, 2020	54,169,257	4,096	141,275

Disclosure of reserves within equity [text block]
	As of December 31,
in 000€	2020	2019*	2018
Legal reserve	279	279	279
Other reserves	2,574	(335)	(335)
Equity-settled-based payment expense	72	72	65
Other Comprehensive Income (loss)	(7,796)	(1,394)	(1,850)
Other reserves	(4,871)	(1,378)	(1,841)

Disclosure of analysis of other comprehensive income [text block]
in '000€	Currency Translation Differences & Other	Fair value adjustment equity investments	Total OCI attributable to the shareholder
At January 1, 2018	(1,803)		(1,803)
Currency translation impact	(47)	−	(47)
At December 31, 2018	(1,850)	−	(1,850)
Currency translation impact	456	−	456
At December 31, 2019	(1,394)	−	(1,394)
Currency translation impact	(6,025)	−	(6,025)
Fair value adjustment	−	489	489
Acquisition non-controlling interest - OCI	(866)	−	(866)
At December 31, 2020	(8,285)	489	(7,796)